Share based compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share based compensation
Share based compensation
15.	Share based compensation

2019 RSU (Restricted Share Unit) Plan

On January 31, 2023, the Company approved a new modification plan to change the vesting condition of aggregated 1,789,437 RSUs granted under 2019 RSU Plan. After this modification, the employees can vest 20%, 50% and 30% of the RSUs for each year of service provided. The Company accounted for the modification as a Type I (probable to probable) modification, which refers to the modification that does not change the expectation that the awards will ultimately vest. The Company calculated incremental compensation cost of the modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms were modified at the modification date. Total incremental compensation costs were US$557 (equivalent to RMB3,940), of which US$206 (equivalent to RMB1,457) was recognized immediately for the vested RSUs at the modification date, while the remaining incremental compensation costs along with unrecognized compensation cost remaining from the unvested RSUs, were recognized over the remaining requisite service period.

On April 30, 2023, the Company approved the modification to change the exercise price of aggregated 1,073,662 RSUs granted to certain employees under 2019 RSU Plan. The RSUs were granted on November 30, 2021 and January 30, 2022 at a weighted average exercise price of US$1.96 per RSU. After the modification, the exercise price was changed to US$0.32 per RSU. The Company accounted for the modification as a Type I (probable-to-probable) modification, the cumulative amount of compensation cost that should be recognized is the original grant date fair value of the award plus any incremental fair value resulting from the modification, which is measured as the excess of the fair value of the modified award over the fair value of the original award immediately before the terms are modified. Total incremental compensation costs were US$1,474 (equivalent to RMB10,430).

On June 29, 2023, the Company approved a new modification plan to change the vesting condition of aggregated 1,312,253 RSUs granted under 2019 RSU Plan. After this modification, the RSUs vest under one of the following two approaches: 20%, 50% and 30% or 20%, 20% and 60% of the RSUs for each year of service provided. The Company accounted for the modification as a Type I (probable to probable) modification. Total incremental compensation costs were US$318 (equivalent to RMB2,250), of which US$76 (equivalent to RMB538) was recognized immediately for the vested RSUs at the modification date, while the remaining incremental compensation costs along with unrecognized compensation cost remaining from the unvested RSUs, were recognized over the remaining requisite service period.

Pursuant to the 2019 RSU Plan, in June 2023, the Company granted an aggregate number of 600,000 RSUs to employees, at a weighted average exercise price of US$0.48 per RSU. The RSUs vest under one of the following two approaches:

●	20% of the grants vest every twelve-month service period since the service commencement of the employees.
●	50%, 30%, 20% of the grants vest every twelve-month service period since the service commencement of the employees.

The following table summarizes activities of the Company’s RSUs for the six months ended June 30, 2023:

			Weighted Average	Weighted
		Weighted Average	Fair value at grant	remaining	Aggregate intrinsic
	Number of RSUs	Exercise Price	date	contractual years	value
		US$	US$		US$
Outstanding at January 1, 2023	24,431,761	0.15	5.60
Granted (new RSUs)	600,000	0.48	4.41
Granted (replacement RSUs)	4,175,352	0.21	3.75
Forfeited	(1,312,251)	0.29	5.12
Replaced	(4,175,352)	0.63	4.11
Outstanding at June 30, 2023	23,719,510	0.08	5.54
Vested and expected to vest as of June 30, 2023	23,719,510	0.08	5.54	8.17	5.83
Exercisable as of June 30, 2023	21,847,960	0.04	5.77	8.08	5.85

The fair value of the RSUs granted for the six months ended June 30, 2022 and 2023 were estimated using the binomial model with the following assumptions used:

	Six Months Ended June 30,
	2022	2023
Grant dates
Risk-free rate of return	1.61% - 2.36%	2.65% - 3.85%
Volatility	44.15% - 44.38%	44.73%
Expected dividend yield	0%	0%
Fair value of underlying ordinary share	US$7.57 - US$7.67 (equivalent to RMB48.29 - RMB48.88)	US$6.91 (equivalent to RMB49.90)
Expected terms	10 years	10 years

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s RSUs. With respect to the RSUs issued in US$ or RMB, the risk-free interest rate was separately estimated based on the yield to maturity of U.S. Treasury bonds or China Government Bond for a term consistent with the expected term of the Company’s RSUs in effect at the valuation date. Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the RSUs.

Compensation expense recognized for RSUs for the six months ended June 30, 2022 and 2023 was allocated as follows:

	Six Months Ended June 30,
	2022	2023
	RMB	RMB
Research and development expenses	23,492	19,577
Selling and marketing expenses	3,969	4,547
General and administrative expenses	167,576	27,933
Total	195,037	52,057

As of June 30, 2023, US$22,333 (equivalent to RMB157,990) of the total unrecognized compensation expense related to RSUs is expected to be recognized over a weighted-average period of 1.4 years. The unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

2021 Option Plan

Pursuant to the 2021 Option Plan, in January 2023, the Company granted 63,464 share options to certain employees at an exercise price of US$9.70 per option. The grantees are entitled to cumulative vesting of 25% of the total grants for every twelve-month service period since their employment commencement.

The following table summarizes activities of the options for the six months ended June 30, 2023:

			Weighted	Weighted
		Weighted	Average	remaining	Aggregate
	Number of	Average	Fair value at	contractual	intrinsic
	options	Exercise Price	grant date	years	value
		US$	US$		US$
Outstanding at January 1, 2023	12,853,364	9.70	3.14
Granted	63,464	9.70	3.80
Forfeited	(1,527,342)	9.70	3.26
Outstanding at June 30, 2023	11,389,486	9.70	3.13
Vested and expected to vest as of June 30, 2023	11,389,486	9.70	3.13	8.23	—
Exercisable as of June 30, 2023	8,311,048	9.70	2.94	8.19	—

The fair value of the options granted for the six months ended June 30, 2022 and 2023 are estimated using the binomial model with the following assumptions used:

	Six Months Ended June 30,
	2022	2023
Risk-free rate of return	1.63% - 3.05%	3.79%
Volatility	44.18% - 44.64%	44.95%
Expected dividend yield	0%	0%
Fair value of underlying ordinary share	US$7.57 - US$8.02	US$8.02
Expected terms	10 years	10 years

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the option awards. The risk-free interest rate was separately estimated based on the yield to maturity of

U.S. Treasury bonds for a term consistent with the expected term of the options in effect at the valuation date. Expected dividend yield is zero as the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the option awards.

Compensation expense recognized for options for the six months ended June 30, 2022 and 2023 is allocated as follows:

	Six Months Ended June 30,
	2022	2023
	RMB	RMB
Research and development expenses	—	84
Selling and marketing expenses	—	392
General and administrative expenses	—	(307)
Total	—	169

As of June 30, 2023, US$3,516 (equivalent to RMB24,873) of total unrecognized compensation expense related to the options is expected to be recognised over a weighted-average period of 2.23 years. The unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

22.	Share based compensation

2019 RSU (Restricted Share Unit) Plan

In December 2019, Mr. Ziyu Shen set up a trust (the “Trust”), of which he acted as the sole beneficiary. He transferred 23,859,142 ordinary shares he owned, representing 10.0% of total outstanding shares of the Company, to the Trust, and entered into 2019 RSU agreements (the “2019 RSU Plan”) with key employees and external consultants. 2019 RSU Plan entitled the grantees to purchase the economic beneficial right of the ordinary shares in the Trust.

Between August and December 2020, an aggregate number of 16,224,217 RSUs were granted to employees and non-employee consultants, at a weighted average exercise price of RMB0.34 per RSU. Between March and November 2021, 2,890,674 RSUs were granted to employees at a weighted average exercise price of US$1.23 per RSU.

The RSUs vest following the three approaches, pursuant to the share award agreements which were entered into between the Group and the grantees:

●	50% of the RSUs shall vest upon a qualified IPO; the other 50% has a requisite service condition of 5 years from the service commencement date with the Group; while upon the achievement of a qualified IPO, all unvested RSUs become immediately vested.
●	Before a qualified IPO is achieved, the grantees are entitled to vest 50% of the RSUs when they complete five-year continuous service with the Group; upon a qualified IPO, the employees are entitled to cumulatively vest 20% of the total grants for every twelve-month service period since their employment commencement; and, after the completion of a qualified IPO, the grantees could continue to vest 20% of the total grants for every twelve-month service period since their service commencement. Upon employment termination, any remaining unvested portion shall be forfeited.
●	For those RSUs granted to non-employees in exchange for technical and strategic consultancy services over the service period of 60 months, the RSUs shall vest immediately upon the completion of a qualified IPO.

In December 2021, Mr. Ziyu Shen and the Company entered into 2021 Restricted Share Units agreements (the “2021 RSU Replacement Plan”) with employees who were subject to 2019 RSU Plan. The 2021 RSU Replacement Plan modified the 2019 RSU Plan pursuant to which the condition of the qualified IPO was excluded. As a result, the RSUs can vest in equal tranches at the first, second, third, fourth and fifth anniversary since the grantees’ service commencement with the Group. The Group accounted for the modification as a Type III (improbable-to-probable) modification, which represents the modification of the award that was not expected to vest under the original vesting conditions at the date of the modification. The Group recognized compensation cost equal to the modified award’s fair value at the date of the modification. As a result of the modification, 5,101,085 RSUs became vested immediately, and share based compensation expense of US$16,311 (equivalent to RMB105,211) was recognized in the consolidated statements of comprehensive loss for the year ended December 31, 2021. The remaining portion of 2,607,277 RSUs was to be vested over the service period following the modified vesting schedule.

Pursuant to the 2019 RSU Plan, between January and September 2022, the Company granted an aggregate number of 6,680,560 RSUs to employees, at a weighted average exercise price of US$0.56 per RSU. The RSUs vest under one of the following two approaches:

●	20% of the grants vest every twelve-month service period since the service commencement of the employees.
●	Half of the RSUs vest on April 1, 2022, and the remaining 50% of the RSUs vest on a monthly basis over thirty-six (36) months from May 2022.

On August 20, 2022, the Company approved the modification to change the exercise price of aggregated 1,431,549 RSUs granted to certain employees under 2019 RSU Plan. The RSUs were granted on March 31, 2021 and January 30, 2022 at a weighted average exercise price of US$2.96 per RSU. After the modification, the exercise price was changed to US$0.32 per RSU. The Company accounted for the modification as a Type I (probable to probable) modification, which refers to the modification that does not change the expectation that the awards will ultimately vest. The Company calculated incremental compensation cost for such awards based on their fair value before and after the modification. Upon the modification, incremental compensation cost of US$750 (equivalent to RMB4,976) was recognized immediately for the vested RSUs and US$2,999 (equivalent to RMB19,904) were to be recorded between 3.3 years and 3.5 years.

On October 31, 2022, the Company approved the modification to change the vesting condition of aggregated 4,771,828 RSUs granted in January 2022 under 2019 RSU Plan. At the date of the modification, the unvested 1,988,262 RSUs which were to vest on a monthly basis over thirty (30) months from November 2022 following the original vesting schedule were modified to vest immediately on October 31, 2022. The Company accounted for the modification as a Type III (not probable to probable) modification, which represents the modification of the awards that were not expected to vest under the original vesting conditions at the date of the modification. The Group recorded an additional compensation cost as the fair value of the modified awards at the amount of US$17,993 (equivalent to RMB119,408).

The following table summarizes activities of the Company’s RSUs for the years ended December 31, 2021 and 2022:

			Weighted	Weighted
		Weighted	Average	remaining	Aggregate
	Number of	Average	Fair value at	contractual	intrinsic
	RSUs	Exercise Price	grant date	years	value
		US$	US$
Outstanding at January 1, 2021	16,224,217	0.05	3.66	—	—
Granted (new RSUs)	2,890,674	1.23	5.15	—	—
Granted (replacement RSUs)	7,708,362	0.28	6.88	—	—
Forfeited	(119,296)	0.01	3.71	—	—
Replaced	(7,708,362)	0.28	3.89	—	—
Outstanding at December 31, 2021	18,995,595	0.23	5.10	—	—
Granted (new RSUs)	6,680,560	0.56	6.92	—	—
Granted (replacement RSUs)	3,419,811	0.13	1.47	—	—
Forfeited	(1,244,394)	0.54	4.97	—	—
Replaced	(3,419,811)	1.24	1.47	—	—
Outstanding at December 31, 2022	24,431,761	0.15	5.60	—	—
Vested and expected to vest as of December 31, 2022	24,431,761	0.15	5.60	7.80	5.76
Exercisable as of December 31, 2022	21,191,690	0.06	5.79	7.91	5.83

The fair value of the RSUs granted in 2020, 2021 and 2022 were estimated using the binomial model with the following assumptions used:

	Year ended December 31,
	2020	2021	2022
Risk-free rate of return	0.17% – 2.91%	0.35% – 2.70%	1.61% – 4.12%
Volatility	44.68% – 54.39%	41.13% – 50.60%	44.15% – 48.12%
Expected dividend yield	0.0%	0.0%	0.0%
Fair value of underlying ordinary share	US$3.16 – US$4.03 (equvalent to RMB21.76 – RMB26.27)	US$4.26 – US$7.45 (equvalent to RMB27.97 – RMB47.51)	US$7.57 – US$9.05 (equvalent to RMB48.29 – RMB64.98)
Expected terms	10 years	10 years	10 years

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s RSUs. With respect to the RSUs issued in US$ or RMB, the risk-free interest rate was separately estimated based on the yield to maturity of U.S. Treasury bonds or China Government Bond for a term consistent with the expected term of the Company’s RSUs in effect at the valuation date. Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the RSUs.

The Group recognized share-based compensation expense of US$19,505 (equivalent to RMB129,444) relating to the RSUs vested upon the completion of its Merger with COVA. Compensation expense recognized for RSUs for the years ended December 31, 2020, 2021 and 2022 is allocated as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Research and development expenses	6,501	80,872	42,986
Selling and marketing expenses	723	7,321	8,297
Cost of revenues	—	6,524	—
General and administrative expenses	4,186	68,764	473,270
Total	11,410	163,481	524,553

In addition to the share-based expenses from the vested RSUs during the years ended December 31, 2020, 2021 and 2022, share-based expenses of nil, RMB16,452 and nil were recorded, respectively, due to the redesignation from ordinary shares to preferred shares (see Note 19).

As of December 31, 2022, US$31,628 (equivalent to RMB209,898) of total unrecognized compensation expense related to RSUs is expected to be recognised over a weighted-average period of 1.9 years. The unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

2021 Option Plan

In July 2021, the Company’s shareholders and Board of Directors approved a share option plan (the “2021 Option Plan”), which granted the employees an option to purchase ordinary shares of the Company at an exercise price of US$9.70 per share. Between August and December 2021, 13,575,733 share options were granted to employees. Between January and November 2022, the Company granted an aggregated number of 2,354,744 share options to employees. Upon a qualified IPO, the grantees are entitled to cumulatively vest 25% of the total grants for every twelve-month service period since their employment commencement; and after the completion of a qualified IPO, the grantees could continue to vest 25% of the total grants for every twelve-month service period. The share options can only be exercised upon the occurrence a qualified IPO.

The following table summarizes activities of the options for the years ended December 31, 2021 and 2022:

			Weighted	Weighted
		Weighted	Average	remaining	Aggregate
	Number of	Average	Fair value at	contractual	intrinsic
	options	Exercise Price	grant date	years	value
		US$	US$
Outstanding at January 1, 2021	—	—	—
Granted	13,575,733	9.70	2.92
Forfeited	(294,690)	9.70	2.92
Outstanding at December 31, 2021	13,281,043	9.70	2.92
Granted	2,354,744	9.70	3.39
Forfeited	(2,782,423)	9.70	2.31
Outstanding at December 31, 2022	12,853,364	9.70	3.14
Vested and expected to vest as of December 31, 2021	12,853,364	9.70	3.14	8.76	—
Exercisable as of December 31, 2022	6,843,970	9.70	2.92	8.67	—

The fair value of the options granted in 2021 and 2022 are estimated using the binomial model with the following assumptions used:

	Year ended December 31,
	2021		2022
Risk-free rate of return	1.20% – 1.65%		1.63% - 3.83%
Volatility	44.03% – 44.47%		44.18% - 45.07%
Expected dividend yield	0.0%		0.0%
Fair value of underlying ordinary share	US$6.99 - US$7.55		US$7.57 - US$9.30
Expected terms	10	years	10	years

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the option awards. The risk-free interest rate was separately estimated based on the yield to maturity of U.S. Treasury bonds for a term consistent with the expected term of the options in effect at the valuation date. Expected dividend yield is zero as the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the option awards.

Upon the completion of the Merger with COVA in December 2022, the Group recognized share-based compensation expense of US$30,384 (equivalent to RMB201,645) for 6,818,048 options vested.

Compensation expense recognized for options for the years ended December 31, 2022 is allocated as follows; the Group recognized the effect of forfeitures in compensation costs when they occur.

Year ended December 31,
2022
RMB
Research and development expenses	93,824
Selling and marketing expenses	8,554
General and administrative expenses	98,720
Total	201,098

As of December 31, 2022, US$8,284 (equivalent to RMB54,976) of total unrecognized compensation expense related to the options is expected to be recognised over a weighted-average period of 2.75 years. The unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.